Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total ($ in thousands)		Compensation Actually Paid Total (in thousands)		Value of Initial Fixed $100 Investment Based on: (4)		Net Loss (in thousands) ($)	Revenue Growth (%)(5)
Year	PEO ($)(1)	Average of Non-PEO NEO's ($)(1)	PEO($) (1)(2)(3)	Average of Non-PEO NEO's ($) (1)(2)(3)	TSR ($)	Peer Group TSR ($)
2023	5,535	1,951	2,877	548	38.18	118.87	(21,716)	14.7%
2022	4,398	1,517	5,382	1,428	55.79	113.65	(28,948)	12.5%
2021	5,361	1,821	289	386	52.38	126.45	(26,985)	15.4%
2020	4,051	1,321	3,178	1,502	100.06	126.42	(23,786)	6.2%

Company Selected Measure Name	Adjusted Revenue Growth
Named Executive Officers, Footnote	The Company's Principal Executive Officer ("PEO") for each of the years presented was Karen Zaderej. The Non-PEO NEO's for each of the years presented are as follows:

2020	2021	2022	2023
Peter Mariani	Peter Mariani	Peter Mariani	Nir Naor
Bradley Ottinger	Maria Martinez	Bradly Ottinger	Erick DeVinney
Angelo Scopelianos Ph.D.	Angelo Scopelianos Ph.D.	Angelo Scopelianos Ph.D.	Angelo Scopelianos Ph.D.
Eric Sandberg	Eric Sandberg	Michael Donovan	Michael Donovan
		Eric Sandberg	Peter Mariani

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table uses the NASDAQ Biotechnology Index, which we use in the stock performance graph required by Item 201(e) of the Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future performance.
PEO Total Compensation Amount	$ 5,535,000	$ 4,398,000	$ 5,361,000	$ 4,051,000
PEO Actually Paid Compensation Amount	$ 2,877,000	5,382,000	289,000	3,178,000
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in Note (3) below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards and Options Awards columns set forth in the Summary Compensation Table.

Year	NEO(s)	Summary Compensation Table Total (in thousands) ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values ($) (a)	Compensation Actually paid (in thousands) ($)

2023	PEO	5,535	(4,045)	1,387	2,877
	Average of Non-PEO NEOs	1,951	(1,125)	(278)	548
2022	PEO	4,398	(3,546)	4,530	5,382
	Average of Non-PEO NEOs	1,517	(974)	884	1,428
2021	PEO	5,361	(4,204)	(868)	289
	Average of Non-PEO NEOs	1,821	(1,237)	(199)	386
2020	PEO	4,051	(2,513)	1,639	3,178
	Average of Non-PEO NEOs	1,321	(636)	817	1,502
The amounts in the Inclusion of Equity Values column are calculated from the following tables:

Year	NEO(s)	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of the Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of Non-PEO NEOs ($)	Total - Inclusion of Equity Awards ($)

2023	PEO	3,326	(1,608)	(331)	—	1,387
	Average of Non-PEO NEOs	614	(265)	(85)	(542)	(278)
2022	PEO	4,477	121	(68)	—	4,530
	Average of Non-PEO NEOs	941	39	(15)	(81)	884
2021	PEO	778	(1,625)	(21)	—	(868)
	Average of Non-PEO NEOs	339	(528)	(10)	—	(199)
2020	PEO	3,083	(1,086)	(359)	—	1,639
	Average of Non-PEO NEOs	1,004	(83)	(104)	—	817

Non-PEO NEO Average Total Compensation Amount	$ 1,951,000	1,517,000	1,821,000	1,321,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 548,000	1,428,000	386,000	1,502,000
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in Note (3) below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards and Options Awards columns set forth in the Summary Compensation Table.

Year	NEO(s)	Summary Compensation Table Total (in thousands) ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values ($) (a)	Compensation Actually paid (in thousands) ($)

2023	PEO	5,535	(4,045)	1,387	2,877
	Average of Non-PEO NEOs	1,951	(1,125)	(278)	548
2022	PEO	4,398	(3,546)	4,530	5,382
	Average of Non-PEO NEOs	1,517	(974)	884	1,428
2021	PEO	5,361	(4,204)	(868)	289
	Average of Non-PEO NEOs	1,821	(1,237)	(199)	386
2020	PEO	4,051	(2,513)	1,639	3,178
	Average of Non-PEO NEOs	1,321	(636)	817	1,502
The amounts in the Inclusion of Equity Values column are calculated from the following tables:

Year	NEO(s)	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of the Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of Non-PEO NEOs ($)	Total - Inclusion of Equity Awards ($)

2023	PEO	3,326	(1,608)	(331)	—	1,387
	Average of Non-PEO NEOs	614	(265)	(85)	(542)	(278)
2022	PEO	4,477	121	(68)	—	4,530
	Average of Non-PEO NEOs	941	39	(15)	(81)	884
2021	PEO	778	(1,625)	(21)	—	(868)
	Average of Non-PEO NEOs	339	(528)	(10)	—	(199)
2020	PEO	3,083	(1,086)	(359)	—	1,639
	Average of Non-PEO NEOs	1,004	(83)	(104)	—	817

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years and the Peer Group.

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	scription of Relationship Between Compensation Actually Paid and Adjusted Revenue Growth
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Revenue Growth during the four most recently completed fiscal years.

Tabular List, Table

2023 Most Important Performance Measures
•Adjusted revenue growth

Total Shareholder Return Amount	$ 38.18	55.79	52.38	100.06
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (21,716,000)	$ (28,948,000)	$ (26,985,000)	$ (23,786,000)
Company Selected Measure Amount	0.147	0.125	0.154	0.062
PEO Name	Karen Zaderej
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted revenue growth
Non-GAAP Measure Description	We determined Adjusted Revenue Growth as a percentage to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEO's in 2023, 2022, 2021 and 2020. We define Adjusted Revenue Growth for these purposes as the annual growth of our total revenues excluding revenues from our Avive product, the market availability of which we voluntarily suspended in June 2021. We may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,045,000)	$ (3,546,000)	$ (4,204,000)	$ (2,513,000)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,387,000	4,530,000	(868,000)	1,639,000
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,326,000	4,477,000	778,000	3,083,000
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,608,000)	121,000	(1,625,000)	(1,086,000)
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(331,000)	(68,000)	(21,000)	(359,000)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,125,000)	(974,000)	(1,237,000)	(636,000)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,000)	884,000	(199,000)	817,000
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	614,000	941,000	339,000	1,004,000
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(265,000)	39,000	(528,000)	(83,000)
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(85,000)	(15,000)	(10,000)	(104,000)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year of Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (542,000)	$ (81,000)	$ 0	$ 0